Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Inventories	$ 63	$ 772
Outdoor computing infrastructure container [Member]
Inventory [Line Items]
Inventories	63	766
Accessories [Member]
Inventory [Line Items]
Inventories		$ 6